Simple Agreement for Future Equity (SAFE) - Summary of Estimated Using Probability Weighted Returns (Details)	Jun. 30, 2025
Multiple Scenarios Expected Term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	0.5
Multiple Scenarios Expected Term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	0.38
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	60
Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	18.3
Probability of Equity Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	75
Probability of Liquidity Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	20
Probability of Dissolution
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of SAFE liability, Measurement input	5